Vessels and Equipment - Schedule of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Accumulated depreciation, beginning balance			$ (212,024)	$ (158,292)	$ (158,292)
Accumulated depreciation, disposals for the period			1,508		2,498
Depreciation for the period	$ (17,372)	$ (13,913)	(33,125)	(27,805)	(56,230)
Accumulated depreciation, ending balance	(243,641)		(243,641)		(212,024)
Net vessel, beginning balance			1,256,889	1,192,927	1,192,927
Additions			286,243		115,934
Drydock costs			9,263		4,258
Depreciation for the period	(17,372)	$ (13,913)	(33,125)	(27,805)	(56,230)
Net vessel, ending balance	1,519,270		1,519,270		1,256,889
Vessels & Equipment [Member]
Property, Plant and Equipment [Line Items]
Vessel and equipment, beginning balance			1,468,913	$ 1,351,219	1,351,219
Additions			286,243		115,934
Drydock costs			9,263		4,258
Disposals			(1,508)		(2,498)
Vessel and equipment, ending balance	$ 1,762,912		$ 1,762,912		$ 1,468,913